Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue	Revenue from contracts with customers
	Consolidated
	2025	2024	2023
	$	$	$
Sale of goods	3,363,538	3,180,565	2,193,791

Schedule of Major Customers	Major customers
	As of December 31,
	2025	2024
Custome	% of total income	% of total income
B	12%	38%
C	70%	31%

Schedule of Income by Geographic	Income by geographic
	2025	2024	2023
	% of total income	% of total income	% of total income
Israel	17%	61%	66%
U.S. & Canada	72%	34%	17%
Rest of world	11%	5%	17%